Taxation - Movements of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance
Balance at the beginning of the year	¥ 145,788	¥ 134,534	¥ 120,703
Allowance made during the year	16,392	16,910	18,271
Reduction due to unrealized NOLs and adjustments	¥ (2,667)	¥ (5,656)
Decrease due to disposal of subsidiaries			¥ (4,440)
Balance at end of year	¥ 159,513	¥ 145,788	¥ 134,534